Income Taxes - Schedule of Effective Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	21.00%	34.00%	34.00%	34.00%
Foreign tax rate differential	1.00%	(12.00%)	(12.00%)	(12.00%)
Change in valuation allowance	(22.00%)	(22.00%)	(22.00%)	(22.81%)
Other	0.00%	0.00%	0.43%	2.06%
Effective tax rate	0.00%	0.00%	0.43%	1.25%